Prepaid Expenses and Other Current Assets, Net (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Prepaid Expenses and Other Current Assets [Abstract]
Repayments and other current assets	¥ 4,185	¥ 5,662